SUPPLEMENT DATED JULY 2, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE THE FEES FOR JNL/PIMCO REAL RETURN FUND AND REPLACE THEM WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PIMCO Real Return Fund                            $0 to $1 billion                              .50%
                                                      Over $1 billion                               .475%
----------------------------------------------------- ---------------------------------- ---------------------------






This Supplement is dated July 2, 2007.


(To be used with VC5995 Rev. 05/07, VC3656 Rev. 05/07, VC3657 Rev. 05/07, VC3723
Rev. 05/07,  NV3174CE Rev. 05/07,  NV3784 Rev. 05/07,  VC4224 Rev. 05/07, NV4224
Rev. 05/07, VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  FVC4224FT Rev. 05/07, VC5825
05/07,  VC5890 05/07,  VC5869 05/07,  NV5869 05/07,  NV5890 05/07, VC5884 05/07,
VC5885 05/07, HR105 Rev. 05/07, and VC2440 Rev. 05/07.)

                                                                     V6159 07/07

                          SUPPLEMENT DATED JULY 2, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


ON PAGE 142, PLEASE DELETE THE FEES FOR JNL/PIMCO REAL RETURN FUND AND JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND AND REPLACE THEM WITH THE FOLLOWING:

                             FUND                                               ASSETS                        FEES

  JNL/PIMCO Real Return Fund...........................        $0 to $1 billion........................      .25%
                                                               Over $1 billion.........................      .20%

  JNL/T. Rowe Price Established Growth Fund............        $0 to $250 million......................      .40%
                                                               $250 million to $500 million............      .375%
                                                               $500 million to $1 billion..............      .35%
                                                               Over $1 billion.........................      .35%(5)


(5) When average net assets exceed $1 billion, the 0.35% is applicable to all the amounts in the JNL/T. Rowe Price Established Growth Fund (not only to those in excess of $1 billion).


ON PAGE 144, PLEASE ADD THE FOLLOWING PARAGRAPHS AFTER THE FIRST FULL PARAGRAPH:

For the JNL/T. Rowe Price Established Growth Fund, the Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed $1 billion. The credit will apply at an asset range between approximately $946 million and $1 billion, whether that range is reached by virtue of an increase in assets from a level below $946 million or a decrease in assets from a level over $1 billion. The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1 billion, when the flat fee would be triggered, or (b) fall below a threshold of approximately $946 million, where the tiered fee schedule would be fully re-applied.






This Supplement is dated July 2, 2007.


(To be used with V3180 Rev. 05/07.)

                                                                     V6160 07/07